Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Liabilities
Balance, Beginning	$ 0	$ 32	$ 198
Excess Of Subscription Price Over Fair Value Of Flow Through Common Shares	261		561
Foreign Currency Translation Adjustment	(3)	0	(8)
Income Taxes Recovery	(258)	(32)	(719)
Balance, Ending	$ 0	$ 0	$ 32